Financial Instruments - Derivatives Designated as Hedging Instruments - Gain/(Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments Gain/Loss [Line Items]
Total	$ (992)	$ 6,414	$ (437)
Gain/(Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative Instruments Gain/Loss [Line Items]
Interest rate swaps	(3,692)	3,015	(5,446)
Total	$ (3,692)	$ 3,015	$ (5,446)